Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interest expense [Abstract]
Senior Notes	$ 326	$ 331	$ 260
Bank borrowings	51	12	2
LVS Term Loan	28	0	0
Lease liabilities	8	8	8
Amortization of deferred financing costs	24	23	17
Standby fee and other financing costs	9	13	13
Interest costs incurred	446	387	300
Less: interest capitalized	(2)	(14)	(21)
Interest expense	$ 444	$ 373	$ 279